Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000009056 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class 1
Trading Symbol	JILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$11	0.16%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX) returned 11.13% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	11.17%	9.89%	9.78%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,248,917,175
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,579,031
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009050 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class A
Trading Symbol	JALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$36	0.52%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX) returned 10.83% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	5.77%	8.50%	8.89%
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)—excluding sales charge	10.79%	9.50%	9.39%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,248,917,175
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,579,031
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009052 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class C
Trading Symbol	JCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$85	1.22%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX) returned 10.33% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	8.98%	8.73%	8.62%
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)—excluding sales charge	9.98%	8.73%	8.62%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,248,917,175
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,579,031
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000155628 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class I
Trading Symbol	JTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$15	0.22%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX) returned 11.10% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	11.15%	9.83%	9.72%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,248,917,175
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,579,031
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000113497 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R2
Trading Symbol	JQLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$43	0.62%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX) returned 10.76% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	10.69%	9.40%	9.28%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,248,917,175
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,579,031
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009054 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R4
Trading Symbol	JSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$25	0.36%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX) returned 10.91% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	10.96%	9.66%	9.55%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,248,917,175
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,579,031
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009055 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R5
Trading Symbol	JTLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$12	0.17%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX) returned 11.15% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	11.26%	9.88%	9.78%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,248,917,175
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,579,031
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000106452 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R6
Trading Symbol	JULAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$8	0.12%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX) returned 11.09% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	11.25%	9.93%	9.84%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,248,917,175
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,579,031
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009068 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 1
Trading Symbol	JILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$14	0.20%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX) returned 9.02% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	8.74%	6.81%	7.30%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,387,963,591
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,543,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000034075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 5
Trading Symbol	JHLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$10	0.15%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX) returned 9.04% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	8.71%	6.86%	7.35%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,387,963,591
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,543,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009062 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class A
Trading Symbol	JALBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$39	0.56%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX) returned 8.73% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	3.45%	5.46%	6.42%
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)—excluding sales charge	8.34%	6.43%	6.91%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,387,963,591
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,543,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009064 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class C
Trading Symbol	JCLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$87	1.26%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX) returned 8.22% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	6.53%	5.68%	6.16%
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)—excluding sales charge	7.53%	5.68%	6.16%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,387,963,591
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,543,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000155629 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class I
Trading Symbol	JTBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$18	0.26%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX) returned 8.98% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	8.59%	6.74%	7.23%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,387,963,591
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,543,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000113498 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R2
Trading Symbol	JQLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$44	0.63%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX) returned 8.69% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	8.18%	6.35%	6.81%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,387,963,591
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,543,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009066 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R4
Trading Symbol	JSLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$26	0.38%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX) returned 8.85% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	8.46%	6.60%	7.07%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,387,963,591
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,543,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009067 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R5
Trading Symbol	JTSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$14	0.20%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX) returned 9.08% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	8.73%	6.82%	7.29%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,387,963,591
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,543,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000106453 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R6
Trading Symbol	JULBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$10	0.15%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX) returned 9.04% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	8.71%	6.86%	7.34%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,387,963,591
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,543,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class 1
Trading Symbol	JILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$18	0.26%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX) returned 6.56% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	6.35%	3.38%	4.25%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,585,011,097
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,694,742
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009071 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class A
Trading Symbol	JALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$43	0.62%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX) returned 6.35% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	1.25%	2.08%	3.40%
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)—excluding sales charge	6.04%	3.01%	3.88%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,585,011,097
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,694,742
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009073 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class C
Trading Symbol	JCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$90	1.32%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX) returned 5.90% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	4.31%	2.29%	3.15%
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)—excluding sales charge	5.31%	2.29%	3.15%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,585,011,097
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,694,742
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000155630 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class I
Trading Symbol	JTOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$22	0.32%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX) returned 6.52% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	6.37%	3.33%	4.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,585,011,097
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,694,742
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000113499 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R2
Trading Symbol	JQLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$47	0.68%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX) returned 6.24% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	5.89%	2.93%	3.79%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,585,011,097
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,694,742
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R4
Trading Symbol	JSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$32	0.46%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX) returned 6.45% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	6.22%	3.18%	4.03%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,585,011,097
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,694,742
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R5
Trading Symbol	JTLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$17	0.25%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX) returned 6.65% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	6.43%	3.37%	4.24%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,585,011,097
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,694,742
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000106454 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R6
Trading Symbol	JULCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$14	0.21%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX) returned 6.67% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	6.49%	3.42%	4.30%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,585,011,097
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,694,742
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009086 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 1
Trading Symbol	JILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$12	0.17%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX) returned 10.42% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	10.35%	8.61%	8.68%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,532,156,174
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,193,266
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000034076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 5
Trading Symbol	JHLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$8	0.12%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX) returned 10.37% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	10.36%	8.66%	8.73%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,532,156,174
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,193,266
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009080 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class A
Trading Symbol	JALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$38	0.54%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class A/JALGX) returned 10.06% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	4.99%	7.23%	7.78%
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)—excluding sales charge	9.91%	8.21%	8.28%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,532,156,174
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,193,266
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009082 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class C
Trading Symbol	JCLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$87	1.24%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX) returned 9.63% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	8.20%	7.46%	7.52%
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)—excluding sales charge	9.20%	7.46%	7.52%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,532,156,174
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,193,266
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000155631 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class I
Trading Symbol	JTGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$17	0.24%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX) returned 10.29% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	10.24%	8.53%	8.61%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,532,156,174
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,193,266
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000113500 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R2
Trading Symbol	JQLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$43	0.62%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX) returned 10.04% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	9.88%	8.13%	8.18%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,532,156,174
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,193,266
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009084 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R4
Trading Symbol	JSLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$27	0.38%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX) returned 10.22% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	10.09%	8.38%	8.45%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,532,156,174
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,193,266
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009085 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R5
Trading Symbol	JTLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$13	0.18%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX) returned 10.40% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	10.32%	8.60%	8.66%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,532,156,174
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,193,266
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000106455 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R6
Trading Symbol	JULGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$9	0.13%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX) returned 10.42% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	10.40%	8.65%	8.72%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,532,156,174
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,193,266
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009105 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 1
Trading Symbol	JILMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$15	0.22%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX) returned 7.78% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	7.43%	5.11%	5.80%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,094,601,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,825,946
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000034077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 5
Trading Symbol	JHLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$12	0.17%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX) returned 7.83% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	7.50%	5.16%	5.86%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,094,601,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,825,946
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009099 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class A
Trading Symbol	JALMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$40	0.58%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX) returned 7.52% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	2.19%	3.77%	4.93%
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)—excluding sales charge	6.99%	4.73%	5.41%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,094,601,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,825,946
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009101 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class C
Trading Symbol	JCLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$89	1.29%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX) returned 7.03% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	5.21%	3.98%	4.67%
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)—excluding sales charge	6.21%	3.98%	4.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,094,601,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,825,946
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000155632 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class I
Trading Symbol	JTMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$19	0.28%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX) returned 7.75% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	7.37%	5.05%	5.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,094,601,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,825,946
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000113501 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R2
Trading Symbol	JQLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$46	0.67%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX) returned 7.43% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	6.93%	4.63%	5.32%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,094,601,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,825,946
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009103 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R4
Trading Symbol	JSLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$29	0.42%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX) returned 7.59% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	7.13%	4.88%	5.57%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,094,601,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,825,946
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009104 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R5
Trading Symbol	JTLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$16	0.23%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX) returned 7.78% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	7.34%	5.10%	5.78%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,094,601,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,825,946
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000106456 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R6
Trading Symbol	JULMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$12	0.18%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX) returned 7.74% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	7.41%	5.13%	5.84%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,094,601,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,825,946
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents